NATIONWIDE VARIABLE INSURANCE TRUST

American Century NVIT Multi Cap Value Fund	NVIT Jacobs Levy Large Cap Growth Fund (formerly,
Amundi NVIT Multi Sector Bond Fund (formerly, NVIT	NVIT Multi-Manager Large Cap Growth Fund)
Multi Sector Bond Fund)	NVIT Mid Cap Index Fund
BlackRock NVIT Equity Dividend Fund	NVIT Multi-Manager International Growth Fund
DoubleLine NVIT Total Return Tactical Fund	NVIT Multi-Manager International Value Fund
Federated NVIT High Income Bond Fund	NVIT Multi-Manager Large Cap Value Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund	NVIT Multi-Manager Mid Cap Value Fund
Neuberger Berman NVIT Socially Responsible Fund	NVIT Multi-Manager Small Cap Growth Fund
NVIT Bond Index Fund	NVIT Multi-Manager Small Cap Value Fund
NVIT Core Bond Fund	NVIT Multi-Manager Small Company Fund
NVIT Core Plus Bond Fund	NVIT Nationwide Fund
NVIT Dynamic U.S. Growth Fund (formerly, NVIT	NVIT Real Estate Fund
Large Cap Growth Fund)	NVIT S&P 500 Index Fund
NVIT Emerging Markets Fund	NVIT Short Term Bond Fund
NVIT Government Bond Fund	NVIT Small Cap Index Fund
NVIT Government Money Market Fund	NVIT Wells Fargo Discovery Fund (formerly, NVIT
NVIT International Equity Fund	Multi-Manager Mid Cap Growth Fund)
NVIT International Index Fund	Templeton NVIT International Value Fund

Supplement dated March 12, 2020
to the Statement of Additional Information (“SAI”) dated April 30, 2019

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.
NVIT Multi-Manager International Growth Fund (the “Fund”)

1.
Effective on or about March 13, 2020 (the “Effective Date”), WCM Investment Management, LLC (“WCM”) will no longer serve as a subadviser to the Fund. Accordingly, all references to, and information regarding, WCM as they relate to the Fund, are deleted in their entirety. Allianz will continue to serve as the subadviser to the Fund.

2.	As of the Effective Date, the Fund is renamed the “NVIT AllianzGI International Growth Fund.” All references to the Fund’s former name in the SAI are replaced accordingly.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE